Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Reconciliations of the Differences Between the PRC Statutory Income Tax Rate and the Group's Effective Income Tax Rate
Reconciliations of
t
he differences between
t
he PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2018, 2019 and 2020 are as follows:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2.5)
Income (loss) before income ta x	(401,111)	(1,451,950)	483,146	74,044
Income tax computed at respective applicable tax rate	(56,093)	(148,871)	66,044	10,122
Non-deductible expenses	2,548	87,021	72,256	11,073
Research and development expenses plus deduction	(6,762)	(9,254)	(60,776)	(9,314)
Changes in valuation allowance	62,029	71,104	(65,293)	(10,007)

	1,722	—	12,231	1,874

Effect of tax holidays entitled by the PRC subsidiaries on basic income (loss) per share	3.07	9.55	0.34	0.05

Components of the Deferred Tax Assets and Liabilities	The principal components of the deferred tax assets and liabilities are as follows:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2.5)
Deferred tax assets:
Net operating loss carryforwar d	92,185	136,443	107,344	16,451
Depreciat i on and amortization of property, equipment, software and intangible asset, net	18,405	44,398	30,417	4,662
Accrual expense	21,132	21,867	10,568	1,620
Less: valuation allowance	(94,511)	(165,497)	(100,204)	(15,358)

Total deferred tax asset s	37,211	37,211	48,125	7,375

Deferred tax liabilities:
Acquired intangible assets	37,211	37,211	18,067	2,768
Contract assets	—	—	30,058	4,607

Total deferred tax liabilities	37,211	37,211	48,125	7,375

Deferred tax assets, net	—	—	—	—

Summary of Movement of the Valuation Allowance
Movement of the valuation allowance is as follows:

	Year Ended December 31
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2.5)
Balance as of January 1	(49,541)	(94,511)	(165,497)	(25,364)
Addition s	(62,029)	(71,104)	(36,061)	(5,527)
Utilization and reversal of valuation allowances	—	—	89,154	13,663
Decrease due to the change of tax rate	17,059	118	12,200	1,870

Balance as of December 31	(94,511)	(165,497)	(100,204)	(15,358)